Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 35,194	$ 20,647	$ 43,262
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, accretion, and amortization of intangible assets	111,390	95,816	83,211
Amortization of deferred financing costs and note discount	13,036	1,931	896
Stock-based compensation expense	16,502	12,324	11,110
Deferred income taxes	3,038	8,533	25,694
Loss on disposal of assets	3,224	2,790	1,787
Other reserves and non-cash items	5,188	4,812	1,786
Redemption costs for early extinguishment of debt	9,075
Changes in assets and liabilities:
Increase in accounts and notes receivable, net	(12,224)	(11,087)	(3,564)
(Increase) decrease in prepaid, deferred costs, and other current assets	(7,578)	15,504	(18,922)
Increase in inventory	(2,399)	(1,943)	(2,436)
(Increase) decrease in other assets	(4,175)	(1,503)	18,487
Increase (decrease) in accounts payable	(4,940)	12,804	(12,409)
Increase (decrease) in accrued liabilities	20,100	29,722	(6,203)
Increase (decrease) in other liabilities	3,122	(6,793)	(6,311)
Net cash provided by operating activities	188,553	183,557	136,388
Cash flows from investing activities:
Additions to property and equipment	(108,000)	(71,562)	(89,579)
Payments for exclusive license agreements, site acquisition costs and other intangible assets	(1,909)	(5,591)	(3,224)
Acquisitions, net of cash acquired	(226,972)	(189,587)	(20,961)
Net cash used in investing activities	(336,881)	(266,740)	(113,764)
Cash flows from financing activities:
Proceeds from borrowing of long-term debt	250,000
Proceeds from issuance of convertible notes		287,500
Repayments of senior subordinated notes	(200,000)
Proceeds from borrowings under revolving credit facility	127,657	311,277	245,100
Repayments of borrowings under revolving credit facility and other notes	(61,539)	(397,667)	(261,596)
Repayments of borrowings under bank overdraft facility, net			(162)
Proceeds from issuance of warrants		40,509
Purchase of convertible note hedges		(72,565)
Debt issuance, modification and redemption costs	(14,746)	(7,540)
Payment of contingent consideration	(517)	(750)
Proceeds from exercises of stock options	810	2,626	7,344
Excess tax benefit from stock-based compensation expense	4,739	24,007
Repurchase of capital stock	(7,156)	(32,409)	(4,770)
Net cash provided by (used in) financing activities	99,248	154,988	(14,084)
Effect of exchange rate changes on cash	(5,984)	1,273	(255)
Net (decrease) increase in cash and cash equivalents	(55,064)	73,078	8,285
Cash and cash equivalents as of beginning of period	86,939	13,861	5,576
Cash and cash equivalents as of end of period	31,875	86,939	13,861
Supplemental disclosure of cash flow information:
Cash paid for interest, including interest on capital leases	21,094	20,831	21,250
Cash paid for income taxes	$ 26,014	$ 4,031	$ 3,049